CLEARBRIDGE SMALL CAP FUND

Schedule of investments (unaudited)	January 31, 2020

SECURITY	SHARES	VALUE
COMMON STOCKS - 93.6%
COMMUNICATION SERVICES - 3.5%
Interactive Media & Services - 1.3%
QuinStreet Inc.	1,247,370	$16,159,678	*

Media - 2.2%
Gray Television Inc.	1,349,466	27,367,171	*

TOTAL COMMUNICATION SERVICES		43,526,849

CONSUMER DISCRETIONARY - 11.3%
Diversified Consumer Services - 2.6%
K12 Inc.	744,680	12,019,135	*
OneSpaWorld Holdings Ltd.	641,760	9,632,818
Service Corp. International	232,453	11,146,121

Total Diversified Consumer Services		32,798,074

Hotels, Restaurants & Leisure - 2.5%
Chuy’s Holdings Inc.	468,623	11,504,695	*
Everi Holdings Inc.	775,400	9,692,500	*
Twin River Worldwide Holdings Inc.	368,670	9,825,055

Total Hotels, Restaurants & Leisure		31,022,250

Specialty Retail - 5.4%
Aaron’s Inc.	383,310	22,753,282
Hudson Ltd., Class A Shares	1,091,884	11,977,968	*
Lithia Motors Inc., Class A Shares	76,170	10,331,699
Monro Inc.	152,983	9,592,034
Murphy USA Inc.	127,907	13,068,258	*

Total Specialty Retail		67,723,241

Textiles, Apparel & Luxury Goods - 0.8%
Oxford Industries Inc.	138,400	9,604,960

TOTAL CONSUMER DISCRETIONARY		141,148,525

CONSUMER STAPLES - 2.8%
Food & Staples Retailing - 1.3%
Sprouts Farmers Market Inc.	1,075,309	16,807,080	*

Food Products - 0.8%
Sanderson Farms Inc.	73,540	10,125,722

Personal Products - 0.7%
Inter Parfums Inc.	125,909	8,701,571

TOTAL CONSUMER STAPLES		35,634,373

See Notes to Schedule of Investments.

ClearBridge Small Cap Fund 2020 Quarterly Report	1

CLEARBRIDGE SMALL CAP FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2020

SECURITY	SHARES	VALUE
ENERGY - 2.9%
Energy Equipment & Services - 1.2%
Patterson-UTI Energy Inc.	876,400	$6,958,616
Smart Sand Inc.	1,665,206	3,380,368	*
U.S. Silica Holdings Inc.	902,760	4,640,187

Total Energy Equipment & Services		14,979,171

Oil, Gas & Consumable Fuels - 1.7%
Brigham Minerals Inc., Class A Shares	563,120	9,578,671
Matador Resources Co.	790,300	11,593,701	*

Total Oil, Gas & Consumable Fuels		21,172,372

TOTAL ENERGY		36,151,543

FINANCIALS - 17.0%
Banks - 7.6%
Bank OZK	514,250	13,977,315
Cadence BanCorp	836,380	13,072,619
First Interstate BancSystem Inc., Class A Shares	352,161	13,558,199
Great Western Bancorp Inc.	429,240	12,684,042
TriState Capital Holdings Inc.	637,303	14,651,596	*
WesBanco Inc.	381,460	12,633,955
Wintrust Financial Corp.	227,960	14,425,309

Total Banks		95,003,035

Capital Markets - 1.4%
Blucora Inc.	753,440	16,990,072	*

Consumer Finance - 3.2%
Encore Capital Group Inc.	492,220	16,710,869	*
OneMain Holdings Inc.	289,573	12,269,208
Oportun Financial Corp.	552,600	11,626,704	*

Total Consumer Finance		40,606,781

Insurance - 2.5%
Assured Guaranty Ltd.	390,123	17,883,238
ProAssurance Corp.	436,275	13,249,672

Total Insurance		31,132,910

Thrifts & Mortgage Finance - 2.3%
Essent Group Ltd.	254,470	12,624,257
Washington Federal Inc.	466,895	15,874,430

Total Thrifts & Mortgage Finance		28,498,687

TOTAL FINANCIALS		212,231,485

HEALTH CARE - 14.2%
Biotechnology - 2.6%
Akebia Therapeutics Inc.	1,257,540	9,079,439	*
Amarin Corp. PLC, ADR	1,241,606	23,031,791	*

Total Biotechnology		32,111,230

See Notes to Schedule of Investments.

2	ClearBridge Small Cap Fund 2020 Quarterly Report

CLEARBRIDGE SMALL CAP FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2020

SECURITY	SHARES	VALUE
Health Care Equipment & Supplies - 1.3%
Quotient Ltd.	2,202,746	$16,421,472	*

Health Care Providers & Services - 7.6%
Acadia Healthcare Co. Inc.	645,620	20,743,771	*
Covetrus Inc.	1,145,190	14,085,837	*
Encompass Health Corp.	268,270	20,664,838
HealthEquity Inc.	324,700	21,449,682	*
R1 RCM Inc.	1,443,990	18,049,875	*

Total Health Care Providers & Services		94,994,003

Life Sciences Tools & Services - 1.3%
Syneos Health Inc.	266,823	16,372,259	*

Pharmaceuticals - 1.4%
Aerie Pharmaceuticals Inc.	471,590	9,658,163	*
Intra-Cellular Therapies Inc.	338,600	7,682,834	*

Total Pharmaceuticals		17,340,997

TOTAL HEALTH CARE		177,239,961

INDUSTRIALS - 13.1%
Airlines - 1.7%
SkyWest Inc.	384,230	21,197,969

Construction & Engineering - 0.7%
Dycom Industries Inc.	207,190	8,374,620	*

Machinery - 1.1%
EnPro Industries Inc.	230,960	13,497,302

Professional Services - 1.0%
ICF International Inc.	140,102	12,271,534

Road & Rail - 2.2%
Landstar System Inc.	135,889	15,049,707
Marten Transport Ltd.	634,911	13,180,752

Total Road & Rail		28,230,459

Trading Companies & Distributors - 6.4%
Foundation Building Materials Inc.	621,280	11,077,422	*
GATX Corp.	184,384	14,037,154
MRC Global Inc.	932,160	10,496,122	*
Rush Enterprises Inc., Class A Shares	369,800	15,901,400
Textainer Group Holdings Ltd.	894,123	8,467,345	*
Triton International Ltd.	544,851	20,459,155

Total Trading Companies & Distributors		80,438,598

TOTAL INDUSTRIALS		164,010,482

See Notes to Schedule of Investments.

ClearBridge Small Cap Fund 2020 Quarterly Report	3

CLEARBRIDGE SMALL CAP FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2020

SECURITY	SHARES	VALUE
INFORMATION TECHNOLOGY - 12.7%
Electronic Equipment, Instruments & Components - 2.6%
Itron Inc.	250,120	$20,447,310	*
nLight Inc.	719,780	12,646,535	*

Total Electronic Equipment, Instruments & Components		33,093,845

IT Services - 2.9%
EVERTEC Inc.	514,438	17,269,684
WNS Holdings Ltd., ADR	261,804	18,682,333	*

Total IT Services		35,952,017

Semiconductors & Semiconductor Equipment - 4.1%
Advanced Energy Industries Inc.	309,864	21,671,888	*
Semtech Corp.	231,462	11,154,154	*
Tower Semiconductor Ltd.	823,379	18,262,546	*

Total Semiconductors & Semiconductor Equipment		51,088,588

Software - 3.1%
2U Inc.	412,635	8,174,299	*
CommVault Systems Inc.	402,900	18,138,558	*
Rapid7 Inc.	215,290	12,783,920	*

Total Software		39,096,777

TOTAL INFORMATION TECHNOLOGY		159,231,227

MATERIALS - 3.8%
Chemicals - 0.5%
Venator Materials PLC	2,214,730	6,068,360	*

Construction Materials - 0.9%
U.S. Concrete Inc.	330,120	11,748,971	*

Containers & Packaging - 1.4%
Silgan Holdings Inc.	578,690	17,858,373

Metals & Mining - 1.0%
Commercial Metals Co.	595,520	12,237,936

TOTAL MATERIALS		47,913,640

REAL ESTATE - 8.2%
Equity Real Estate Investment Trusts (REITs) - 8.2%
Brandywine Realty Trust	1,078,790	16,850,700
Kite Realty Group Trust	1,012,270	17,411,044
Lexington Realty Trust	1,552,663	17,187,979
Outfront Media Inc.	493,970	14,690,668
Physicians Realty Trust	847,130	16,391,966
Summit Hotel Properties Inc.	1,834,647	20,346,235

TOTAL REAL ESTATE		102,878,592

See Notes to Schedule of Investments.

4	ClearBridge Small Cap Fund 2020 Quarterly Report

CLEARBRIDGE SMALL CAP FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2020

SECURITY		SHARES	VALUE
UTILITIES - 4.1%
Electric Utilities - 1.0%
PNM Resources Inc.		221,938	$12,035,698

Independent Power and Renewable Electricity Producers - 1.4%
NextEra Energy Partners LP		317,730	18,037,532

Multi-Utilities - 1.7%
Black Hills Corp.		253,180	21,021,535

TOTAL UTILITIES			51,094,765

TOTAL COMMON STOCKS (Cost - $1,041,116,556)			1,171,061,442

INVESTMENTS IN UNDERLYING FUNDS - 1.5%
Main Street Capital Corp.		243,703	10,496,288	(a)
PennantPark Investment Corp.		1,343,997	8,789,741	(a)

TOTAL INVESTMENTS IN UNDERLYING FUNDS (Cost - $17,511,734)			19,286,029

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $1,058,628,290)			1,190,347,471

	RATE
SHORT-TERM INVESTMENTS - 4.7%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	1.386%	46,911,882	46,911,882
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	1.475%	11,727,970	11,727,970	(b)

TOTAL SHORT-TERM INVESTMENTS (Cost - $58,639,852)			58,639,852

TOTAL INVESTMENTS - 99.8% (Cost - $1,117,268,142)			1,248,987,323
Other Assets in Excess of Liabilities - 0.2%			2,397,707

TOTAL NET ASSETS - 100.0%			$1,251,385,030

*	Non-income producing security.

(a)	Security is a business development company.

(b)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control. At January 31, 2020, the total market value of investments in Affiliated Companies was $11,727,970 and the cost was $11,727,970 (Note 2).

Abbreviation used in this schedule:

ADR	— American Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

ClearBridge Small Cap Fund 2020 Quarterly Report	5

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Small Cap Fund (the “Fund”) is a separate diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

6

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

7

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks	$1,171,061,442	—	—	$1,171,061,442
Investments in Underlying Funds	19,286,029	—	—	19,286,029

Total Long-Term Investments	1,190,347,471	—	—	1,190,347,471

Short-Term Investments†	58,639,852	—	—	58,639,852

Total Investments	$1,248,987,323	—	—	$1,248,987,323

†	See Schedule of Investments for additional detailed categorizations.

2. Transactions with affiliated companies

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. Based on the Fund’s relative ownership, the following company was considered an affiliated company for all or some portion of the period ended January 31, 2020. The following transactions were effected in shares of such company for the period ended January 31, 2020.

	Affiliate Value at October 31, 2019	Purchased		Sold				Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at January 31, 2020
						Realized Gain (Loss)	Interest Income
		Cost	Shares	Cost	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$24,930,453	24,930,453	$13,202,483	13,202,483	—	$37,000	—	$11,727,970

8